Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Concentrations of Risk [Line Items]
Revenue	RM 77,510,474	$ 19,098,306	RM 51,999,379	RM 29,280,649
Cost of sale	RM 59,885,461	$ 14,755,566	RM 39,841,428	RM 21,112,777
Two Vendors [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	61.00%	61.00%	60.00%
Cost of sale	RM 59,885,461		RM 39,841,428
Three Customers [Member]
Concentrations of Risk [Line Items]
Revenue	RM 77,510,474		RM 51,999,379
Percentage of total revenue	57.00%	57.00%	61.00%